Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Details) - Pension Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 7,546	$ 9,358	$ 9,763
ABO	7,002	8,451
Fair value of plan assets	$ 7,904	$ 8,645	$ 8,103